Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Costs Recognized
The costs recognized in net earnings during the year on the defined benefit, defined contribution and other post-employment benefits plans are as follows:

Year ended Dec. 31, 2018	Registered	Supplemental	Other	Total
Current service cost	9	2	1	12
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	18	3	1	22
Interest on plan assets	(13)	—	—	(13)
Defined benefit expense	15	5	2	22
Defined contribution expense	10	—	—	10
Net expense	25	5	2	32

Year ended Dec. 31, 2017	Registered	Supplemental	Other	Total
Current service cost	7	2	1	10
Administration expenses	2	—	—	2
Interest cost on defined benefit obligation	20	3	1	24
Interest on plan assets	(15)	—	—	(15)
Defined benefit expense	14	5	2	21
Defined contribution expense	11	—	—	11
Net expense	25	5	2	32

Year ended Dec. 31, 2016	Registered	Supplemental	Other	Total
Current service cost	7	2	2	11
Administration expenses	2	—	—	2
Interest cost on defined benefit obligation	21	3	1	25
Interest on plan assets	(16)	—	—	(16)
Defined benefit expense	14	5	3	22
Defined contribution expense	15	—	—	15
Net expense	29	5	3	37

The expected employer contributions for 2019 for the defined benefit pension and other post-employment benefit plans are as follows:

	Registered	Supplemental	Other	Total
Expected employer contributions	5	4	2	11

Defined Benefit Obligation
The status of the defined benefit pension and other post-employment benefit plans is as follows:

As at Dec. 31, 2018	Registered	Supplemental	Other	Total
Fair value of plan assets	368	13	—	381
Present value of defined benefit obligation	(514)	(80)	(25)	(619)
Funded status - plan deficit	(146)	(67)	(25)	(238)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(5)	(5)	(1)	(11)
Other long-term liabilities	(141)	(62)	(24)	(227)
Total amount recognized	(146)	(67)	(25)	(238)

As at Dec. 31, 2017	Registered	Supplemental	Other	Total
Fair value of plan assets	416	12	—	428
Present value of defined benefit obligation	(561)	(87)	(27)	(675)
Funded status - plan deficit	(145)	(75)	(27)	(247)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(4)	(6)	(2)	(12)
Other long-term liabilities	(141)	(69)	(25)	(235)
Total amount recognized	(145)	(75)	(27)	(247)
The present value of the obligation for the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
Present value of defined benefit obligation as at Dec. 31, 2016	554	82	27	663
Current service cost	7	2	1	10
Interest cost	20	3	1	24
Benefits paid	(51)	(4)	—	(55)
Actuarial gain arising from demographic assumptions	4	1	—	5
Actuarial loss arising from financial assumptions	26	3	—	29
Actuarial gain (loss) arising from experience adjustments	3	—	(1)	2
Effect of translation on US plans	(2)	—	(1)	(3)
Present value of defined benefit obligation as at Dec. 31, 2017	561	87	27	675
Current service cost	9	2	1	12
Interest cost	18	3	1	22
Benefits paid	(42)	(5)	(1)	(48)
Actuarial (gain) loss arising from financial assumptions	(35)	(7)	(2)	(44)
Actuarial (gain) loss arising from experience adjustments	—	—	(1)	(1)
Effect of translation on US plans	3	—	—	3
Present value of defined benefit obligation as at Dec. 31, 2018	514	80	25	619

Plan Assets
The fair value of the plan assets of the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
As at Dec. 31, 2016	423	10	—	433
Interest on plan assets	15	—	—	15
Net return on plan assets	26	—	—	26
Contributions	6	6	—	12
Benefits paid	(51)	(4)	—	(55)
Administration expenses	(2)	—	—	(2)
Effect of translation on US plans	(1)	—	—	(1)
As at Dec. 31, 2017	416	12	—	428
Interest on plan assets	13	—	—	13
Net return on plan assets	(25)	—	—	(25)
Contributions	5	6	1	12
Benefits paid	(42)	(5)	(1)	(48)
Administration expenses	(1)	—	—	(1)
Effect of translation on US plans	2	—	—	2
As at Dec. 31, 2018	368	13	—	381
The fair value of the Corporation’s defined benefit plan assets by major category is as follows:

Year ended Dec. 31, 2018	Level I	Level II	Level III	Total
Equity securities
Canadian	—	65	—	65
US	—	26	—	26
International	—	101	—	101
Private	—	—	1	1
Bonds
AAA	—	48	—	48
AA	—	64	—	64
A	—	39	—	39
BBB	1	21	—	22
Below BBB	—	3	—	3
Money market and cash and cash equivalents	(2)	14	—	12
Total	(1)	381	1	381

Year ended Dec. 31, 2017	Level I	Level II	Level III	Total
Equity securities
Canadian	—	76	—	76
US	—	31	—	31
International	—	118	—	118
Private	—	—	1	1
Bonds
AAA	—	43	—	43
AA	—	71	—	71
A	—	44	—	44
BBB	1	25	—	26
Below BBB	—	5	—	5
Money market and cash and cash equivalents	(1)	14	—	13
Total	—	427	1	428

Assumptions
Assumptions

The significant actuarial assumptions used in measuring the Corporation’s defined benefit obligation for the defined benefit pension and other post-employment benefit plans are as follows:

	As at Dec. 31, 2018			As at Dec. 31, 2017
(per cent)	Registered	Supplemental	Other	Registered	Supplemental	Other
Accrued benefit obligation
Discount rate	3.9	3.8	3.9	3.3	3.3	3.4
Rate of compensation increase	2.5	3.0	—	2.9	3.0	—
Assumed health care cost trend rate
Health care cost escalation(1)(3)	—	—	7.1	—	—	7.8
Dental care cost escalation	—	—	4.0	—	—	4.0
Benefit cost for the year
Discount rate	3.3	3.3	3.4	3.7	3.6	3.7
Rate of compensation increase	2.6	3.0	—	2.6	3.0	—
Assumed health care cost trend rate
Health care cost escalation(2)(4)	—	—	7.6	—	—	7.9
Dental care cost escalation	—	—	4.0	—	—	4.0
Provincial health care premium escalation	—	—	—	—	—	—
(1) 2018 Post- and pre-65 rates: decreasing gradually to 4.5% by 2029 and remaining at that level thereafter for the US and decreasing gradually by 0.3% per year to 4.5% in 2027 for Canada.
(2) 2018 Post- and pre-65 rates: decreasing gradually to 4.5% by 2027 and remaining at that level thereafter for the US and decreasing gradually by 0.30% per year to 4.5% in 2027 for Canada.
(3) 2017 Post- and pre-65 rates: decreasing gradually to 4.5% by 2027 and remaining at that level thereafter for the US and decreasing gradually by 0.30% per year to 4.5% in 2027 for Canada.
(4) 2017 Post- and pre-65 rates: decreasing gradually to 4.5% by 2026 and remaining at that level thereafter for the US and decreasing gradually by 0.30% per year to 5% in 2024 for Canada.

Schedule of Estimated Increase In The Net Defined Benefit Obligation Assuming Certain Changes In Key Assumptions
The following table outlines the estimated increase in the net defined benefit obligation assuming certain changes in key assumptions:

	Canadian plans			US plans
Year ended Dec. 31, 2018	Registered	Supplemental	Other	Pension	Other
1% decrease in the discount rate	70	11	3	2	1
1% increase in the salary scale	10	1	—	—	—
1% increase in the health care cost trend rate	—	—	2	—	—
10% improvement in mortality rates	18	3	—	1	—